UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07738
Montana Tax-Free Fund, Inc.
(Exact name of registrant as specified in charter)

Address of Registrant:	1 Main Street North
Minot, ND 58703

Name and Address of Agent for Service:	Brent Wheeler, Mutual Fund Chief Compliance Officer
Kevin Flagstad, Investment Adviser Chief Compliance Officer
1 Main Street North
Minot, ND 58703

Registrant's telephone number, including area code:	701-852-5292

Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2009

Item 1—Reports to Shareholders

[Logo]

Investment Adviser

Integrity Money Management, Inc.
P.O. Box 500
Minot, ND 58703

Principal Underwriter

Integrity Funds Distributor, Inc.±
P.O. Box 500
Minot, ND 58703

Custodian

Wells Fargo Bank, N.A.
Trust & Custody Solutions
801 Nicollet Mall, Suite 700
Minneapolis, MN 55479

Transfer Agent

Integrity Fund Services, Inc.
P.O. Box 759
Minot, ND 58702

±The Fund is distributed through Integrity Funds Distributor, Inc. Member FINRA & SIPC

MONTANA TAX-FREE FUND, INC.

P.O. Box 500 • Minot, North Dakota 58703
800-276-1262
info@integrityfunds.com
www.integrityfunds.com

Dear Shareholder:

Enclosed is report of the operations for the Montana Tax-Free Fund (the "Fund") for the six months ended June 30, 2009. The Fund's portfolio and related financial statements are presented within for your review.

The U.S. economy is in the midst of its second recession this decade. The depth and breadth of this recession is quite different from the 2001 recession in that the negative effects are being felt by nearly every section of the country. Housing values have plummeted in various sections of the country with two of the three major auto companies in bankruptcy. Those events along with steep declines in manufacturing have led unemployment to reach levels approaching ten percent. The federal government is working feverishly on a stimulus package to help stem the steep declines we have seen.

The previous year was an absolutely brutal year for bond investors as bond prices tumbled with the economic slowdown and concerns of credit risk being affected by states. Not only are states susceptible to another decline in income tax revenues, but falling home prices, rising unemployment and reduced consumer spending are beginning to take their toll on other types of tax revenue.

While all of the above events could make an investor become more cautious, we believe the municipal market could be one of the best places to find bargains in the fixed income market in 2009. During the period, the federal government and its agencies continued to take extraordinary actions to stabilize and restore confidence in the economy and financial system. One of these new programs under the American Recovery and Reinvestment Act is the Build America Bonds program which provides funding for state and local governments to pursue necessary capital projects such as schools, roads, public buildings, energy projects, housing and public utilities. The program is designed to provide a federal subsidy for a large portion of the borrowing costs of state and local governments to encourage investments in capital projects.

As a result of these actions, tax-free municipal bonds produced strong returns for the period. Montana Tax-Free Fund Class A shares began the year at $7.76 and ended the period at $8.07 for a total return of 6.19%*. Montana Tax-Free Fund Class B shares began the year at $7.74 and ended the period at $8.04 for a total return of 5.81%*. This compares to the Barclays Capital Municipal Index's return of 6.42%. The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.70% for Class A and 2.20% for Class B. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 1.07% for Class A and 1.57% for Class B.

During the reporting period, we had the opportunity to purchase bonds at higher yields than were available in many years such as: Gallatin County General Obligations, 4.60% coupon, due 2027 and Helena Certificates of Participation, 4.625% coupon, due 2024.

At period end, we continue to search the primary and secondary markets for higher coupon securities as we feel current yields represent an attractive, long-term opportunity to our buy and hold approach as well as providing the most relative value in the current market. This approach throughout different interest rate environments allows us to have a portfolio of broad diversification that helps mitigate interest rate risk.

Income exempt from federal and Montana state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit the Fund's website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery
Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Mutual Funds, Inc. ("Integrity Mutual Funds"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges ("CDSCs"), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through the Fund's website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090. You may also access this information from the Fund's website at www.integrityfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, Inc. P.O. Box 500 Minot, ND 58703 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, Inc. P.O. Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce its expenses, the Fund may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor, Inc. (the "Distributor" or "Integrity Funds Distributor") at 800-276-1262 or contact your financial institution. The Distributor will begin sending you individual copies 30 days after receiving your request.

TERMS & DEFINITIONS

Appreciation

Increase in the value of an asset

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis assuming all distributions are reinvested

Coupon Rate or Face Rate

Rate of interest payable annually based on the face amount of the bond; expressed as a percentage

Depreciation

Decrease in the value of an asset

Barclays Capital Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund

Market Value

Actual (or estimated) price at which a bond trades in the marketplace

Maturity

Measure of the term or life of a bond in years; a bond "matures" when the issuer repays the principal

Multiple Classes of Shares

Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options, which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

Net Asset Value

The value of all a fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge

Offering Price

The price at which a mutual fund's share can be purchased; the offering price per share is the current net asset value plus any sales charge

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond's creditworthiness; "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D"

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund's portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

COMPOSITION June 30, 2009 (unaudited)

Portfolio Quality Ratings
(Based on total long-term investments)

AAA	14.6%
AA	24.4%
A	58.0%
NR	3.0%

Quality ratings reflect the financial strength of the issuer and are assigned by independent rating services such as Moody's Investors Services ("Moody's") and Standard & Poor's Ratings Group ("S&P"). Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (the "Adviser" or "Integrity Money Management"), the Fund's investment adviser.

These percentages are subject to change.

Portfolio Market Sectors
(As a percentage of net assets)

HL—Health	49.6%
S—School	23.0%
H—Housing	15.7%
O—Other	11.7%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.

DISCLOSURE OF FUND EXPENSES (unaudited)

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2008 to June 30, 2009.

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/31/08	Ending Account Value 6/30/09	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,061.90	$5.52
Class B	$1,000.00	$1,058.06	$8.08
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.44	$5.40
Class B	$1,000.00	$1,016.94	$7.92

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.07% for Class A and 1.57% for Class B), multiplied by the average account value over the period, multiplied by 180/360 days. Class A's ending account value in the "Actual" section of the table is based on its actual total return of 6.19% for the six-month period of December 31, 2008 to June 30, 2009. Class B's ending account value in the "Actual" section of the table is based on its actual total return of 5.81% for the six-month period of December 31, 2008 to June 30, 2009.

AVERAGE ANNUAL TOTAL RETURNS (unaudited)

	For periods ending June 30, 2009
Montana Tax-Free Fund Class A Shares	1 year	3 year	5 year	10 year	Since Inception (January 7, 2000)
Without sales charge	0.78%	2.33%	2.34%	N/A	2.80%
With sales charge (4.25%)	(3.50%)	0.85%	1.46%	N/A	2.33%

Barclays Capital Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (January 7, 2000)
	3.78%	3.90%	4.14%	N/A	5.42%

	For periods ending June 30, 2009
Montana Tax-Free Fund Class B Shares	1 year	3 year	5 year	10 year	Since Inception (August 12, 1993)
Without CDSC	0.27%	1.82%	1.83%	*N/A	2.98%
With CDSC (4% maximum)	(3.60%)	0.89%	1.66%	*N/A	2.98%

Barclays Capital Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (August 12, 1993)
	3.78%	3.90%	4.14%	N/A	5.28%

*Class B shares are automatically converted to Class A shares after eight years.

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

COMPARATIVE INDEX GRAPH (unaudited)

Comparison of change in value of a $10,000 investment in
the Fund and the Barclays Capital Municipal Bond Index

CLASS B SHARES
	Montana Tax-Free Fund without Sales Charge	Barclays Capital Municipal Bond Index
1998	$10,000	$10,000
1999	9,768	9,793
2000	10,644	10,939
2001	11,136	11,500
2002	10,975	12,604
2003	11,047	13,275
2004	11,072	13,868
2005	11,147	14,358
2006	11,781	15,054
2007	12,070	15,561
2008	11,420	15,177
6/30/2009	12,083	16,151

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The Class B Shares graph does not reflect the deduction of the maximum CDSC. Had CDSC been included, performance would have been lower.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Barclays Capital Municipal Bond Index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Montana municipal bonds. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

SCHEDULE OF INVESTMENTS June 30, 2009 (unaudited)

MONTANA MUNICIPAL BONDS (95.4%)	Principal Amount	Market Value

Billings, MT Multifamily Hsg Rev Ref Coll Westpark Vlg Proj 5.550% 12/1/32	$2,500,000	$2,500,700
Forsyth, MT Pollution Ctl Rev Ref Northwestern Corp Colstrip 4.650% 8/1/23	650,000	537,160
Gallatin Cnty, MT 4.600% 7/1/27	250,000	259,543
Helena, MT (Certificate of Participation) 4.625% 1/1/24	135,000	134,996
Montana State (Wtr Polltn Ctl Revolving Fd) 5.600% 7/15/20	170,000	175,214
Montana State (Wtr Polltn Ctl Revolving Fd) 5.600% 7/15/20	240,000	247,361
MT Board of Hsg., Single Family Program 5.050% 12/1/24	150,000	148,304
MT Board of Hsg., Single Family Program 5.300% 12/1/29	150,000	149,063
MT Fac Fin Auth Hlth Care Facs Rev (St Luke Health) 4.500% 1/1/17	120,000	122,678
MT Fac Fin Auth Hlth Care Facs Rev (Master Loan Proj - Cmnty Med Ctr) 5.100% 12/1/18	250,000	255,240
MT Fac Fin Auth Hlth Care Facs Rev (Master Loan Proj - Cmnty Med Ctr) 5.125% 12/1/19	250,000	255,715
MT Fac Fin Auth Hlth Care Facs Rev (Master Loan Proj - Cmnty Med Ctr) 5.150% 12/1/20	250,000	254,593
MT Fac Fin Auth Hlth Care Facs Rev (Master Loan Proj - Cmnty Med Ctr) 5.200% 12/1/21	250,000	252,042
MT Fac Fin Auth Hlth Care Facs Rev (St Luke Health) 5.000% 1/1/22	500,000	495,175
MT Fac Fin Auth Hosp Facs Rev (St Peters Hosp Proj) 5.000% 6/1/28	250,000	214,492
MT Fac Fin Auth Rev (Benefits Healthcare) 4.750% 1/1/25	150,000	148,536
MT Fac Fin Auth Rev (Boyd Andrew Proj) 4.500% 10/1/22	215,000	212,918
MT Fac Fin Auth Rev (Cmnty Counsel & Correctl Svcs) 4.500% 10/1/22	470,000	465,450
*MT Fac Fin Auth Rev (Providence Health) 5.000% 10/1/22	1,500,000	1,491,945
MT Hlth. Facs. Auth. (Alternatives Inc.) Prerelease Ctr. Rev. 5.600% 10/1/17	750,000	742,590
MT Hlth. Facs. Auth. (Boyd Andrew Prj.) Pre Release Center 6.300% 10/1/20	795,000	813,174
MT St Brd Hsg Multi-Family Mtg 6.150% 8/1/26	200,000	200,018
MT St Brd Regents Higher Ed Rev Ref (MT St Univ) 4.500% 11/15/25	770,000	753,799
*MT St Brd Regents Higher Ed Rev Ref Facs (MT St Univ) 5.000% 11/15/21	750,000	772,380
MT St Brd Regents Higher Ed Rev Unrefunded (Univ of MT) 6.000% 5/15/19	230,000	241,240
MT St Brd Regents Higher Ed Rev Unrefunded (Univ of MT) 5.750% 5/15/24	275,000	283,308
*MT St Hgr Ed Student Assist Corp Student Ln Rev 5.500% 12/1/31	1,685,000	1,390,732
*MT St Hgr Ed Student Assist Corp Student Ln Rev 6.400% 12/1/32	1,000,000	939,600
MT St Hlth Fac Auth Hlth Care Rev (Big Horn Hosp - Hardin) 5.100% 2/1/18	300,000	296,760
MT St Hlth Fac Auth Hlth Care Rev (Lewis & Clark Nursing Home) 5.100% 2/1/18	350,000	346,220
MT St Hlth Fac Auth Hlth Care Rev (Lewis & Clark Office Proj) 5.100% 2/1/18	150,000	148,380
*MT St Hlth Fac Auth Hlth Care Rev (Marcus Daly Memorial) 6.000% 8/1/20	1,400,000	1,424,192
MT St Hlth Fac Auth Hlth Care Rev (State Hospital) 5.000% 6/1/22	600,000	540,306
MT St Hlth Fac Auth Hosp Fac Rev (Bozeman Deaconess) 5.000% 6/1/18	1,000,000	977,890

TOTAL MONTANA MUNICPAL BONDS (COST: $18,781,147)		$18,191,714

SHORT-TERM SECURITIES (3.8%)	Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $723,606)	723,606	$723,606

TOTAL INVESTMENTS IN SECURITIES (COST: $19,504,753)		$18,915,320
OTHER ASSETS LESS LIABILITIES		157,873

NET ASSETS		$19,073,193

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Cash Equivalents	$723,606	$0	$0	$723,606
Municipal Bonds	0	18,191,714	0	18,191,714
Total	$723,606	$18,191,714	$0	$18,915,320

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities June 30, 2009 (unaudited)

ASSETS
Investments in securities, at value (cost: $19,504,753)	$18,915,320
Accrued interest receivable	206,433
Accrued dividends receivable	182
Receivable for fund shares sold	44,995
Total assets	$19,166,930

LIABILITIES
Dividends payable	$64,948
Accrued expenses	8,479
Payable to affiliates	20,310
Total liabilities	$93,737

NET ASSETS	$19,073,193

Net assets are represented by:
Capital stock outstanding, at par	$2,366
Paid-in capital	27,361,276
Accumulated undistributed net realized gain (loss) on investments and futures	(7,701,280)
Accumulated undistributed net investment income (loss)	264
Unrealized appreciation (depreciation) on investments	(589,433)
Total amount representing net assets applicable to 2,365,672 outstanding shares of $.001 par value common stock (200,000,000 shares authorized)	$19,073,193

Net assets consist of:
Class A	$15,293,955
Class B	$3,779,238
Total net assets	$19,073,193

Shares outstanding:
Class A	1,895,668
Class B	470,004

Net asset value per share:
Class A	$8.07
Class A—offering price (based on sales charge of 4.25%)	$8.43
Class B	$8.04

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Operations For the six months ended June 30, 2009 (unaudited)

INVESTMENT INCOME
Interest	$487,733
Dividends	1,299
Total investment income	$489,032

EXPENSES
Investment advisory fees	$55,906
Distribution (12b-1) fees—Class A	18,288
Distribution (12b-1) fees—Class B	14,919
Administrative service fees	15,002
Transfer agent fees	21,635
Accounting service fees	19,659
Legal fees	3,567
Custodian fees	1,911
Reports to shareholders	650
Directors fees	2,062
Transfer agent out-of-pockets	983
Professional fees	10,821
License, fees, and registrations	1,416
Insurance expense	356
Audit fees	250
Total expenses	$167,425
Less expenses waived or absorbed by the Fund's manager	(57,920)
Total net expenses	$109,505

NET INVESTMENT INCOME (LOSS)	$379,527

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$0
Net change in unrealized appreciation (depreciation) of investments	706,123
Net realized and unrealized gain (loss) on investments	$706,123

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,085,650

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Changes in Net Assets

	Six Months Ended June 30, 2009*	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$379,527	$762,362
Net realized gain (loss) on investment transactions	0	(55,104)
Net change in unrealized appreciation (depreciation) on investments	706,123	(1,694,361)
Net increase (decrease) in net assets resulting from operations	$1,085,650	$(987,103)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income
Class A ($0.17 and $0.34 per share, respectively)	$(306,159)	$(601,417)
Class B ($0.15 and $0.29 per share, respectively)	(73,368)	(160,945)
Distributions from net realized gain on investment transactions
Class A ($0.00 and $0.00 per share, respectively)	0	0
Class B ($0.00 and $0.00 per share, respectively)	0	0
Total dividends and distributions	$(379,527)	$(762,362)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares:
Class A	$1,136,470	$1,531,066
Class B	190,022	356,927
Proceeds from reinvested dividends:
Class A	212,401	385,279
Class B	53,411	116,940
Cost of shares redeemed:
Class A	(1,184,980)	(1,466,936)
Class B	(310,789)	(472,485)
Exchanges to/from related Fund classes:
Class A	382,235	398,072
Class B	(382,235)	(398,072)
Net increase (decrease) in net assets resulting from capital share transactions	$96,535	$450,791
TOTAL INCREASE (DECREASE) IN NET ASSETS	$802,658	$(1,298,674)
NET ASSETS, BEGINNING OF PERIOD	18,270,535	19,569,209
NET ASSETS, END OF PERIOD	$19,073,193	$18,270,535

Undistributed net investment income	$264	$264

* Unaudited.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: ORGANIZATION

The Fund is registered under the 1940 Act as a non-diversified, open-end management investment company. The Fund incorporated under the laws of the State of North Dakota on April 15, 1993 and commenced operations on August 12, 1993.

The Fund's objective is to provide as high a level of current income exempt from federal and Montana income taxes as is consistent with preservation of capital. The Fund will seek to achieve this by investing primarily in a portfolio of Montana tax-exempt securities.

All shares existing prior to January 7, 2000 (the commencement date of Class A shares) were classified as Class B shares. Class B shares are sold without an initial sales charge, but are subject to a distribution fee of up to 0.75% on an annual basis and a CDSC that decreases depending on how long the shares have been held. Class A shares are sold with an initial sales charge of 4.25% and a distribution fee of up to 0.25% on an annual basis. The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and have exclusive voting rights with respect to any matter on which a separate vote of any class is required. Class B shares automatically convert to A shares on the 15th of the month or the next business day following the eighth anniversary of issuance.

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Directors and includes and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issues.

When-issued securities—The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on Class A shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Distributions during the year ended December 31, 2008 were characterized as tax-exempt for tax purposes.

In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open years for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund's financial statements as "Other Expense".

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Tax-exempt income	$762,362	$835,213
Ordinary income	0	0
Long-term capital gains	0	0
Total	$762,362	$835,213

As of December 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$264	$0	$0	($7,701,280)	($1,295,556)	($8,996,572)

The Fund has unexpired net capital loss carryforwards for tax purposes as of December 31, 2008 totaling $7,701,280, which may be used to offset future capital gains. Any difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to timing differences associated with market discount. The capital loss carryforwards amounts will expire in each of the years ended December 31 as shown in the following table.

Year	Unexpired Capital Losses
2010	$2,483,727
2011	$3,714,786
2012	$839,912
2013	$607,751
2016	$55,104

For the year ended December 31, 2008, the Fund made $874,944 in permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Multiple class allocations—The Fund simultaneously uses the settled shares method to allocate income and fund-wide expenses and uses the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class. For the six months ended June 30, 2009, distribution fees were the only class-specific expenses.

Distributions to shareholders—Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year. Net investment income, other than distribution fees, are allocated daily to each class of shares based upon the settled shares of each class.

Premiums and discounts—Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications—Certain prior year amounts have been reclassified to conform to the current year presentation.

NOTE 3: CAPITAL SHARE TRANSACTIONS

As of June 30, 2009, there were 200,000,000 shares of $.001 par value authorized; 2,365,672 and 2,355,833 were outstanding at June 30, 2009 and December 31, 2008, respectively.

Transactions in capital shares were as follows:

	Class A Shares		Class B Shares
	Six Months Ended 6/30/09 (unaudited)	Year Ended 12/31/08	Six Months Ended 6/30/09 (unaudited)	Year Ended 12/31/08
Shares sold	141,256	186,349	23,867	43,467
Shares issued on reinvestment of dividends	26,698	46,631	6,745	14,192
Shares redeemed	(149,225)	(180,380)	(39,351)	(57,844)
Shares converted to Class A	0	0	(47,688)	(48,356)
Shares converted from Class B	47,537	48,191	0	0
Net increase (decrease)	66,266	100,791	(56,427)	(48,541)

NOTE 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund's investment adviser; Integrity Funds Distributor, the Fund's underwriter; and Integrity Fund Services, Inc. ("Integrity Fund Services") the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund's sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement (the "Agreement") provides for fees to be computed at an annual rate of 0.60% of the Fund's average daily net assets. The Fund has recognized $3,008 of investment advisory fees after a partial waiver for the six months ended June 30, 2009. The Fund has a payable to Integrity Money Management of $2,945 at June 30, 2009 for investment advisory fees. Certain Officers and Directors of the Fund are also Officers and Directors of Integrity Money Management.

The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses and acquired fund fees and expenses, until December 31, 2009, so that the Net Annual Operating Expenses of the Fund do not exceed 1.07% for Class A shares and 1.57% for Class B shares. After this date, the expense limitations may be terminated or revised. An expense limitation lowers expense ratios and increases returns to investors.

Principal underwriter and shareholder services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." Class A currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Class B currently pays an annual distribution fee of up to 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

During the six months ended June 30, 2009, amounts paid or accrued to Integrity Funds Distributor and fees waived, if any, pursuant to Class A and Class B Distribution Plans were as follows:

	12b-1 Fees Charged	12b-1 Fees Waived
Class A Shares	$18,288	$0
Class B Shares	$14,919	$0

Integrity Fund Services provides shareholder services for a variable fee equal to 0.20% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $21,635 of transfer agency fees for the six months ended June 30, 2009. The Fund has a payable to Integrity Fund Services of $3,782 at June 30, 2009 for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $19,659 of accounting service fees for the six months ended June 30, 2009. The Fund has a payable to Integrity Fund Services of $3,400 at June 30, 2009 for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for a variable fee equal to 0.125% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional fee with a minimum of $500 per month will be charged for each additional share class. The Fund has recognized $15,002 of administrative service fees for the six months ended June 30, 2009. The Fund has a payable to Integrity Fund Services of $2,583 at June 30, 2009 for administrative service fees.

NOTE 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $383,424 and $0, respectively, for the six months ended June 30, 2009.

NOTE 6: INVESTMENT IN SECURITIES

At June 30, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $19,504,753. The net unrealized depreciation of investments based on the cost was ($589,433), which is comprised of $108,641 aggregate gross unrealized appreciation and $698,074 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

NOTE 7: RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September of 2006, FASB issued Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosures about fair value measurements. SFAS 157 was effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In accordance with the provisions of SFAS 157, the Fund adopted this standard effective January 1, 2008. The implementation of SFAS 157 did not impact the amounts reported in the financial statements, however the additional disclosures required regarding the inputs used to develop the measurements of fair value and the effect of certain measurements on changes in net assets for the period have been included in the Fund' s financial statements.

In March of 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. SFAS 161 is effective for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

Class A Shares

	Six Months Ended 6/30/09[1]	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/29/06	Year Ended 12/30/05	Year Ended 12/31/04
NET ASSET VALUE, BEGINNING OF PERIOD	$7.76	$8.50	$8.60	$8.42	$8.68	$8.98

Income from investment operations:
Net investment income (loss)	$.17	$.34	$.34	$.34	$.35	$.36
Net realized and unrealized gain (loss) on investment transactions	.31	(.74)	(.10)	.18	(.26)	(.30)
Total income (loss) from investment operations	$.48	$(.40)	$.24	$.52	$.09	$.06

Less distributions:
Dividends from net investment income	$(.17)	$(.34)	$(.34)	$(.34)	$(.35)	$(.36)
Distributions from net realized gains	.00	.00	.00	.00	.00	.00
Total distributions	$(.17)	$(.34)	$(.34)	$(.34)	$(.35)	$(.36)

NET ASSET VALUE, END OF PERIOD	$8.07	$7.76	$8.50	$8.60	$8.42	$8.68

Total Return[2]	12.38%[3]	(4.89%)	2.85%	6.32%	1.07%	0.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$15,294	$14,198	$14,696	$15,652	$14,247	$14,297
Ratio of net expenses (after expense assumption) to average net assets4	1.07%[3]	1.07%	1.07%	1.05%	1.00%	0.95%
Ratio of net investment income to average net assets	4.19%[3]	4.08%	3.97%	4.03%	4.11%	4.12%
Portfolio turnover rate	0.00%	1.63%	8.92%	27.72%	0.92%	0.00%

[1]	Unaudited.

[2]	Excludes any applicable sales charge.

[3]	Annualized.

[4]

During the periods indicated above, Integrity Mutual Funds assumed and/or waived expenses of $45,498, $91,772, $78,188, $54,990, $40,760, and $34,905, respectively. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 1.69%, 1.69%, 1.58%, 1.43%, 1.29%, and 1.21% respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

Class B Shares

	Six Months Ended 6/30/091	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/29/06	Year Ended 12/30/05	Year Ended 12/31/04
NET ASSET VALUE, BEGINNING OF PERIOD	$7.74	$8.48	$8.57	$8.40	$8.65	$8.95

Income from investment operations:
Net investment income (loss)	$.15	$.29	$.30	$.30	$.31	$.32
Net realized and unrealized gain (loss) on investment transactions	.30	(.74)	(.09)	.17	(.25)	(.30)
Total income (loss) from investment operations	$.45	$(.45)	$.21	$.47	$.06	$.02

Less distributions:
Dividends from net investment income	$(.15)	$(.29)	$(.30)	$(.30)	$(.31)	$(.32)
Distributions from net realized gains	.00	.00	.00	.00	.00	.00
Total distributions	$(.15)	$(.29)	$(.30)	$(.30)	$(.31)	$(.32)

NET ASSET VALUE, END OF PERIOD	$8.04	$7.74	$8.48	$8.57	$8.40	$8.65

Total Return[2]	11.61%[3]	(5.38%)	2.44%	5.69%	0.68%	0.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$3,779	$4,072	$4,873	$8,041	$12,481	$23,217
Ratio of net expenses (after expense assumption) to average net assets[4]	1.57%[3]	1.57%	1.57%	1.54%	1.50%	1.45%
Ratio of net investment income to average net assets	3.69%[3]	3.58%	3.47%	3.56%	3.60%	3.63%
Portfolio turnover rate	0.00%	1.63%	8.92%	27.72%	0.92%	0.00%

[1]	Unaudited.

[2]	Excludes any applicable sales charge.

[3]	Annualized.

[4]

During the periods indicated above, Integrity Mutual Funds assumed and/or waived expenses of $12,422, $27,910, $32,103, $36,608, $49,461, and $72,241, respectively. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 2.19%, 2.19%, 2.08%, 1.90%, 1.78%, and 1.70%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 2—Code of Ethics

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3—Audit Committee Financial Expert

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4—Principal Accountant Fees and Services

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5—Audit Committee of Listed Registrants

Not applicable

Item 6—Schedule of Investments

The Schedule of Investments is included in Item 1 of this Form N-CSRS.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8—Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 10—Submissions of Matters to a Vote of Security Holders

The Fund Governance/Nominating Committee (the "Committee") is a committee of the Board of Directors of the Fund. The Committee serves in an advisory capacity to the Board of the Fund. The Committee identifies individuals qualified to become Board members and recommends to the Board Director nominations for election. All Directors participate in the process. The Board will consider all nominees equally, including candidates recommended by shareholders.

Item 11—Controls and Procedures

(a)	Not applicable.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12—Exhibits

(a)	(1)	The registrant's code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant's annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/Shannon D. Radke
Shannon D. Radke
President, Montana Tax-Free Fund, Inc.

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/Adam Forthun
Adam Forthun
Treasurer, Montana Tax-Free Fund, Inc.

Date: August 28, 2009